Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.
Entity Central Index Key	0001181628
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005526
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	Investor Class
Trading Symbol	PRIPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Inflation Protected Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - Investor Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads widened and TIPS benefited from principal adjustments for inflation. Although price increases moderated during the period, inflation remained above the Federal Reserve’s 2% target.

  Positioning for a steepening of the two-year/10-year portion of the yield curve contributed to performance versus the style-specific Bloomberg U.S. TIPS Index as shorter-maturity Treasury yields fell more during the period than 10-year yields. The fund’s slightly long average duration also added value as yields finished lower across most of the curve, although this position weighed on returns amid rising yields in the fourth quarter of 2024.

  The fund’s use of options on Treasury futures to help with interest rate management hampered performance versus the style-specific index as pricing differences between these derivatives and cash Treasury bonds worked against us. In addition, the fund’s holdings earned less income than the benchmark, which detracted from relative results.

  The fund seeks to provide inflation protection and income by investing primarily in inflation protected debt securities. Nearly all of the fund’s net assets were invested in TIPS at period-end based on our view that, amid potentially inflationary tariff policies, TIPS appeared to be a more attractive option than sectors with credit risk.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,858	9,945	9,847
2015	9,829	9,988	9,804
2016	9,967	10,164	9,981
2016	10,078	10,299	10,123
2016	10,324	10,539	10,377
2016	10,103	10,205	10,192
2017	10,215	10,308	10,316
2017	10,249	10,462	10,367
2017	10,301	10,591	10,424
2017	10,266	10,533	10,393
2018	10,192	10,360	10,297
2018	10,295	10,423	10,444
2018	10,367	10,480	10,511
2018	10,165	10,391	10,300
2019	10,366	10,689	10,494
2019	10,796	11,090	10,900
2019	11,163	11,546	11,295
2019	11,066	11,513	11,186
2020	11,462	11,937	11,623
2020	11,649	12,134	11,772
2020	12,170	12,293	12,310
2020	12,198	12,351	12,322
2021	12,179	12,102	12,303
2021	12,470	12,085	12,602
2021	12,847	12,283	12,994
2021	12,988	12,209	13,164
2022	12,815	11,782	13,049
2022	12,161	11,091	12,420
2022	11,923	10,868	12,217
2022	11,463	10,641	11,761
2023	11,388	10,637	11,692
2023	11,516	10,854	11,899
2023	11,346	10,738	11,768
2023	11,323	10,767	11,778
2024	11,522	10,991	11,986
2024	11,604	10,995	12,085
2024	11,986	11,522	12,494
2024	11,989	11,507	12,515
2025	12,211	11,629	12,748
2025	12,211	11,596	12,770

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Inflation Protected Bond Fund (Investor Class)	5.23%	0.95%	2.02%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. TIPS Index (Strategy Benchmark)	5.67	1.64	2.47

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 495,303,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 307,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$495,303 Number of Portfolio Holdings51
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.5%
Non-U.S. Government Mortgage-Backed Securities	0.0
Short-Term and Other	0.5

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	86.1%
U.S. Treasury Inflation-Indexed Bonds	13.4
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166332
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	I Class
Trading Symbol	TIIPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Inflation Protected Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - I Class	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads widened and TIPS benefited from principal adjustments for inflation. Although price increases moderated during the period, inflation remained above the Federal Reserve’s 2% target.

  Positioning for a steepening of the two-year/10-year portion of the yield curve contributed to performance versus the style-specific Bloomberg U.S. TIPS Index as shorter-maturity Treasury yields fell more during the period than 10-year yields. The fund’s slightly long average duration also added value as yields finished lower across most of the curve, although this position weighed on returns amid rising yields in the fourth quarter of 2024.

  The fund’s use of options on Treasury futures to help with interest rate management hampered performance versus the style-specific index as pricing differences between these derivatives and cash Treasury bonds worked against us. In addition, the fund’s holdings earned less income than the benchmark, which detracted from relative results.

  The fund seeks to provide inflation protection and income by investing primarily in inflation protected debt securities. Nearly all of the fund’s net assets were invested in TIPS at period-end based on our view that, amid potentially inflationary tariff policies, TIPS appeared to be a more attractive option than sectors with credit risk.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
2/29/16	512,103	509,869	514,386
5/31/16	518,325	516,654	521,726
8/31/16	530,967	528,657	534,778
11/30/16	520,069	511,904	525,277
2/28/17	525,350	517,084	531,665
5/31/17	527,557	524,810	534,294
8/31/17	530,648	531,261	537,243
11/30/17	529,323	528,358	535,636
2/28/18	525,296	519,696	530,697
5/31/18	530,859	522,844	538,249
8/31/18	535,249	525,686	541,682
11/30/18	524,680	521,267	530,819
2/28/19	535,255	536,169	540,829
5/31/19	557,690	556,308	561,731
8/31/19	577,334	579,161	582,092
11/30/19	572,591	577,518	576,515
2/29/20	593,243	598,808	599,029
5/31/20	603,225	608,687	606,684
8/31/20	630,345	616,653	634,408
11/30/20	631,778	619,583	635,028
2/28/21	631,241	607,093	634,056
5/31/21	646,791	606,223	649,486
8/31/21	666,715	616,133	669,653
11/30/21	674,004	612,437	678,423
2/28/22	665,588	591,041	672,500
5/31/22	631,770	556,379	640,093
8/31/22	619,473	545,179	629,621
11/30/22	596,065	533,802	606,128
2/28/23	592,205	533,580	602,565
5/31/23	598,822	544,457	613,237
8/31/23	590,551	538,674	606,473
11/30/23	589,706	540,100	606,982
2/29/24	600,338	551,334	617,719
5/31/24	605,300	551,565	622,819
8/31/24	625,259	577,980	643,915
11/30/24	625,777	577,232	644,966
2/28/25	637,609	583,356	656,995
5/31/25	637,940	581,674	658,104

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/17/15
Inflation Protected Bond Fund (I Class)	5.39%	1.13%	2.61%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.61
Bloomberg U.S. TIPS Index (Strategy Benchmark)	5.67	1.64	2.95

Performance Inception Date	Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 495,303,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 307,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$495,303 Number of Portfolio Holdings51
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.5%
Non-U.S. Government Mortgage-Backed Securities	0.0
Short-Term and Other	0.5

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	86.1%
U.S. Treasury Inflation-Indexed Bonds	13.4
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225818
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	Z Class
Trading Symbol	TRZHX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Inflation Protected Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads widened and TIPS benefited from principal adjustments for inflation. Although price increases moderated during the period, inflation remained above the Federal Reserve’s 2% target.

  Positioning for a steepening of the two-year/10-year portion of the yield curve contributed to performance versus the style-specific Bloomberg U.S. TIPS Index as shorter-maturity Treasury yields fell more during the period than 10-year yields. The fund’s slightly long average duration also added value as yields finished lower across most of the curve, although this position weighed on returns amid rising yields in the fourth quarter of 2024.

  The fund’s use of options on Treasury futures to help with interest rate management hampered performance versus the style-specific index as pricing differences between these derivatives and cash Treasury bonds worked against us. In addition, the fund’s holdings earned less income than the benchmark, which detracted from relative results.

  The fund seeks to provide inflation protection and income by investing primarily in inflation protected debt securities. Nearly all of the fund’s net assets were invested in TIPS at period-end based on our view that, amid potentially inflationary tariff policies, TIPS appeared to be a more attractive option than sectors with credit risk.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	9,992	9,989	9,994
5/31/21	10,239	9,975	10,237
8/31/21	10,564	10,138	10,555
11/30/21	10,687	10,077	10,693
2/28/22	10,555	9,725	10,600
5/31/22	10,024	9,154	10,089
8/31/22	9,837	8,970	9,924
11/30/22	9,477	8,783	9,554
2/28/23	9,415	8,779	9,498
5/31/23	9,529	8,958	9,666
8/31/23	9,397	8,863	9,559
11/30/23	9,395	8,887	9,567
2/29/24	9,561	9,071	9,736
5/31/24	9,642	9,075	9,817
8/31/24	9,973	9,510	10,149
11/30/24	9,985	9,498	10,166
2/28/25	10,180	9,598	10,355
5/31/25	10,191	9,571	10,373

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/22/21
Inflation Protected Bond Fund (Z Class)	5.69%	0.44%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.02
Bloomberg U.S. TIPS Index (Strategy Benchmark)	5.67	0.86

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 495,303,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 307,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$495,303 Number of Portfolio Holdings51
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.5%
Non-U.S. Government Mortgage-Backed Securities	0.0
Short-Term and Other	0.5

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	86.1%
U.S. Treasury Inflation-Indexed Bonds	13.4
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless